CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Common Stock Held in Treasury
Balance at beginning of period (value) at Dec. 31, 2010	$ 298,004	$ 0	$ 380	$ 142,344	$ 255,741	$ (3,049)	$ (97,412)
Balance at beginning of period (shares) at Dec. 31, 2010		0	38,002				6,840
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation (shares)			16
Shares issued under share-based compensation (value)	0		0
Exercise of stock options and warrants (shares)			273
Exercise of stock options and warrants (value)	2,478		3	2,475
Income tax benefit from exercise of stock options and warrants (value)	2,088			2,088
Share-based compensation expense (value)	742			742
Net income	77,782				77,782
Currency translation adjustment, net of tax (value)	(10,414)					(10,414)
Repurchases of treasury stock (shares)							1,360
Repurchases of treasury stock (value)	(55,308)						(55,308)
Balance at end of period (value) at Dec. 31, 2011	315,372	0	383	147,649	333,523	(13,463)	(152,720)
Balance at end of period (shares) at Dec. 31, 2011		0	38,291				8,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation (shares)			31
Shares issued under share-based compensation (value)	0		0
Exercise of stock options and warrants (shares)			474
Exercise of stock options and warrants (value)	4,296		5	4,291
Income tax benefit from exercise of stock options and warrants (value)	5,841			5,841
Share-based compensation expense (value)	1,300			1,300
Net income	80,359				80,359
Currency translation adjustment, net of tax (value)	6,523					6,523
Repurchases of treasury stock (shares)							1,500
Repurchases of treasury stock (value)	(61,275)						(61,275)
Balance at end of period (value) at Dec. 31, 2012	352,416	0	388	159,081	413,882	(6,940)	(213,995)
Balance at end of period (shares) at Dec. 31, 2012		0	38,796				9,700
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued under share-based compensation (shares)			8
Shares issued under share-based compensation (value)	0		0
Exercise of stock options and warrants (shares)			573
Exercise of stock options and warrants (value)	9,242		6	9,236
Income tax benefit from exercise of stock options and warrants (value)	7,805			7,805
Share-based compensation expense (value)	553			553
Net income	83,846				83,846
Currency translation adjustment, net of tax (value)	(811)					(811)
Repurchases of treasury stock (shares)							729
Repurchases of treasury stock (value)	(38,692)						(38,692)
Balance at end of period (value) at Dec. 31, 2013	$ 414,359	$ 0	$ 394	$ 176,675	$ 497,728	$ (7,751)	$ (252,687)
Balance at end of period (shares) at Dec. 31, 2013		0	39,377				10,429